20A. Future Minimum rental receivable (Details) - ZHEJIANG JIAHUAN - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Within 1 year	¥ 750	¥ 715
After 1 year but within 5 years	785	1,535
After 5 years	0	0
Total	¥ 1,535	¥ 2,250